UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Martin Kalish
Title:   Chief Financial Officer
Phone:   (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota            April 29, 2008
----------------------     --------------------------    -----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  $1,621,641
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number      Name

1.       028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.       028-10926                 Waterstone Capital Offshore Advisors, LP



                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8

                                                              VALUE    SHRS OR     SH/  PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT     PRN  CALL   DISCRETION  MGRS    SOLE  SHARED NONE
--------------                 --------------     -----      --------  -------     ---  ----   ----------  ----    ----  ------ ----
3M CO                          COM                88579Y101    4,939        62,400 SH          DEFINED     1, 2    SOLE
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1    000886AE1   22,758    25,500,000 PRN         DEFINED     1, 2    SOLE
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1    000886AF8   13,709    15,500,000 PRN         DEFINED     1, 2    SOLE
ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1    007903AN7   25,726    37,000,000 PRN         DEFINED     1, 2    SOLE
ALEXANDRIA REAL ESTATE EQ IN   COM                015271109    5,100        55,000 SH          DEFINED     1, 2    SOLE
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4   45,359    45,004,000 PRN         DEFINED     1, 2    SOLE
ARCHER DANIELS MIDLAND CO      COM                039483102    6,680       162,300 SH          DEFINED     1, 2    SOLE
ARCHER DANIELS MIDLAND CO      COM                039483102    1,865         4,099      PUT    DEFINED     1, 2    SOLE
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105    2,356        89,300 SH          DEFINED     1, 2    SOLE
AT&T INC                       COM                00206R102      269         7,030 SH          DEFINED     1, 2    SOLE
BANK OF AMERICA CORPORATION    COM                060505104   21,985       579,939 SH          DEFINED     1, 2    SOLE
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1    101119AB1   10,091    11,350,000 PRN         DEFINED     1, 2    SOLE
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1    101119AC9    8,002     9,000,000 PRN         DEFINED     1, 2    SOLE
BRE PROPERTIES INC             NOTE 4.125% 8/1    05564EBH8    2,323     2,500,000 PRN         DEFINED     1, 2    SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1    165167BZ9   38,560    30,500,000 PRN         DEFINED     1, 2    SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1    165167CA3  104,909    83,000,000 PRN         DEFINED     1, 2    SOLE
CIBER INC                      SDCV 2.875%12/1    17163BAB8   25,118    25,894,000 PRN         DEFINED     1, 2    SOLE
CITIGROUP INC                  COM                172967101   38,961     1,818,900 SH          DEFINED     1, 2    SOLE
COEUR D ALENE MINES CORP IDA   COM                192108108   11,156     2,761,400 SH          DEFINED     1, 2    SOLE
CYPRESS SEMICONDUCTOR CORP     NOTE 1.000% 9/1    232806AK5   29,036    24,425,000 PRN         DEFINED     1, 2    SOLE
E M C CORP MASS                COM                268648102    1,945        10,000      CALL   DEFINED     1, 2    SOLE
E M C CORP MASS                COM                268648102    1,787         7,542      PUT    DEFINED     1, 2    SOLE
EXCEL MARITIME CARRIERS LTD    COM                V3267N107    1,415        48,200 SH          DEFINED     1, 2    SOLE
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AD6   20,426    20,750,000 PRN         DEFINED     1, 2    SOLE
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7   45,875    16,542,000 PRN         DEFINED     1, 2    SOLE
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6   33,340    33,750,000 PRN         DEFINED     1, 2    SOLE
GILEAD SCIENCES INC            COM                375558103   67,179     1,303,680 SH          DEFINED     1, 2    SOLE
GREAT ATLANTIC & PAC TEA INC   NOTE 5.125% 6/1    390064AJ2   10,441    10,500,000 PRN         DEFINED     1, 2    SOLE
GREAT ATLANTIC & PAC TEA INC   COM                390064103    1,808        68,960 SH          DEFINED     1, 2    SOLE
GREY GLOBAL GROUP INC          SDCV 5.000%10/1    39787MAB4   11,334     9,000,000 PRN         DEFINED     1, 2    SOLE
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1    410768AE5   31,404    20,300,000 PRN         DEFINED     1, 2    SOLE
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8    2,826     3,448,000 PRN         DEFINED     1, 2    SOLE
HEADWATERS INC                 NOTE 2.500% 2/0    42210PAD4    1,488     2,000,000 PRN         DEFINED     1, 2    SOLE
HEALTH MGMT ASSOC INC NEW      NOTE 4.375% 8/0    421933AF9   40,085    40,500,000 PRN         DEFINED     1, 2    SOLE
HOLOGIC INC                    FRNT 2.000%12/1    436440AA9   18,260    19,000,000 PRN         DEFINED     1, 2    SOLE
HRPT PPTYS TR                  COM SH BEN INT     40426W101      651        96,800 SH          DEFINED     1, 2    SOLE
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6   93,801    98,882,000 PRN         DEFINED     1, 2    SOLE
INFORMATICA CORP               COM                45666Q102    1,570        92,000 SH          DEFINED     1, 2    SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1    514936AB9   28,262    31,500,000 PRN         DEFINED     1, 2    SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1    514936AD5    6,051     6,500,000 PRN         DEFINED     1, 2    SOLE
LINCARE HLDGS INC              DBCV 3.000% 6/1    532791AB6    8,949     9,000,000 PRN         DEFINED     1, 2    SOLE
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0    535678AC0   27,249    29,000,000 PRN         DEFINED     1, 2    SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1    549463AG2   59,103    66,452,000 PRN         DEFINED     1, 2    SOLE
MCMORAN EXPLORATION CO         COM                582411104    7,348       425,000 SH          DEFINED     1, 2    SOLE
MYLAN INC                      COM                628530107   34,236     2,951,400 SH          DEFINED     1, 2    SOLE
NABORS INDS INC                NOTE 0.940% 5/1    629568AP1   52,704    51,500,000 PRN         DEFINED     1, 2    SOLE
NATIONAL CITY CORP             NOTE 4.000% 2/0    635405AW3   54,991    66,500,000 PRN         DEFINED     1, 2    SOLE
NATIONAL OILWELL VARCO INC     COM                637071101   10,577       181,177 SH          DEFINED     1, 2    SOLE
NEKTAR THERAPEUTICS            COM                640268108    2,109       303,900 SH          DEFINED     1, 2    SOLE
NEW YORK CMNTY CAP TR V        BONUSES            64944P307   55,678     1,168,227 SH          DEFINED     1, 2    SOLE
NORTHERN TR CORP               COM                665859104    1,389        20,900 SH          DEFINED     1, 2    SOLE
NOVELL INC                     DBCV 0.500% 7/1    670006AC9   43,410    46,000,000 PRN         DEFINED     1, 2    SOLE
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3    717125AC2    9,531    10,770,000 PRN         DEFINED     1, 2    SOLE
PRIVATEBANCORP INC             NOTE 3.625% 3/1    742962AD5    2,377     2,500,000 PRN         DEFINED     1, 2    SOLE
QUANEX CORP                    DBCV 2.500% 5/1    747620AE2    2,074     1,000,000 PRN         DEFINED     1, 2    SOLE
REINSURANCE GROUP AMER INC     PFD TR INC EQ      759351307   81,306     1,174,831 SH          DEFINED     1, 2    SOLE
SANDISK CORP                   COM                80004C101    2,967       131,455 SH          DEFINED     1, 2    SOLE
ST JUDE MED INC                DBCV 1.220%12/1    790849AD5   61,971    61,000,000 PRN         DEFINED     1, 2    SOLE
ST MARY LD & EXPL CO           COM                792228108    1,867        48,500 SH          DEFINED     1, 2    SOLE
SUNTECH PWR HLDGS CO LTD       ADR                86800C104    4,520       111,433 SH          DEFINED     1, 2    SOLE
SYMANTEC CORP                  NOTE 0.750% 6/1    871503AD0   34,385    32,000,000 PRN         DEFINED     1, 2    SOLE
SYMANTEC CORP                  NOTE 1.000% 6/1    871503AF5  111,655   104,050,000 PRN         DEFINED     1, 2    SOLE
TARGET CORP                    COM                87612E106    5,129       101,200 SH          DEFINED     1, 2    SOLE
TECH DATA CORP                 COM                878237106    6,081       185,393 SH          DEFINED     1, 2    SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209      305         6,600 SH          DEFINED     1, 2    SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209    2,088         2,500      CALL   DEFINED     1, 2    SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209    1,316         6,579      PUT    DEFINED     1, 2    SOLE
THERMO FISHER SCIENTIFIC INC   COM                883556102    8,589       151,100 SH          DEFINED     1, 2    SOLE
THORNBURG MTG INC              PFD CONV SER F     885218701    2,145       663,805 SH          DEFINED     1, 2    SOLE
TRANSOCEAN INC NEW             SHS                G90073100   25,001       184,921 SH          DEFINED     1, 2    SOLE
TRINITY INDS INC               NOTE 3.875% 6/0    896522AF6   31,494    37,000,000 PRN         DEFINED     1, 2    SOLE
ULTRA PETROLEUM CORP           COM                903914109    4,263        55,000 SH          DEFINED     1, 2    SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1    939653AJ0    4,653     5,000,000 PRN         DEFINED     1, 2    SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1    939653AK7    1,396     1,500,000 PRN         DEFINED     1, 2    SOLE
XILINX INC                     COM                983919101   19,936       839,400 SH          DEFINED     1, 2    SOLE

SK 21823 0002 877585